Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	$ 10,755	$ 9,414	$ 7,669
Variable compensation deferred to the next and following years	6,737	6,835	6,242
Variable compensation related to share-based compensation	1,064	930	818
Variable compensation related to share-based compensation - performance awards	706	606	575
Variable compensation related to share-based compensation - other variable compensation	134	105	46
Variable compensation related to share-based compensation - financial advisor variable compensation	225	219	197
Variable compensation related to share-based compensation recognized within other personnel expenses categories	166	101	135
Salaries related to share-based compensation	2	2	4
Social security related to share-based compensation	134	74	109
Personnel expenses related to share-based compensation - Equity Plus Plan	29	25	22
Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	9,057	7,730	6,169
Variable compensation deferred to the next and following years	2,007	1,927	1,997
Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,699	1,684	1,500
Variable compensation deferred to the next and following years	4,730	4,908	4,245
Variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,352	3,511	2,841
Variable compensation deferred to the next and following years	1,606	1,493	1,268
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,712	2,932	2,240
Variable compensation deferred to the next and following years	750	679	537
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	640	579	601
Variable compensation deferred to the next and following years	855	814	731
Non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,067	2,410	1,848
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,124	2,469	1,884
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(56)	(59)	(36)
Variable compensation deferred to the next and following years	0	0	0
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,285	1,101	993
Variable compensation deferred to the next and following years	1,606	1,493	1,268
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	589	463	356
Variable compensation deferred to the next and following years	750	679	537
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	696	638	637
Variable compensation deferred to the next and following years	855	814	731
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	382	409	415
Variable compensation deferred to the next and following years	518	451	416
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	128	146	95
Variable compensation deferred to the next and following years	320	242	180
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	254	263	319
Variable compensation deferred to the next and following years	198	209	235
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	519	431	357
Variable compensation deferred to the next and following years	848	777	652
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	223	163	124
Variable compensation deferred to the next and following years	336	286	216
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	296	268	233
Variable compensation deferred to the next and following years	513	491	436
of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	324	197	160
Variable compensation deferred to the next and following years	185	214	145
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	208	131	121
Variable compensation deferred to the next and following years	59	124	112
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	115	67	39
Variable compensation deferred to the next and following years	125	90	33
of which: Fund Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	60	64	61
Variable compensation deferred to the next and following years	54	52	55
of which: Fund Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	29	24	15
Variable compensation deferred to the next and following years	35	27	28
of which: Fund Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	31	41	45
Variable compensation deferred to the next and following years	19	24	27
Variable compensation - other
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	748	610	279
Variable compensation deferred to the next and following years	480	675	438
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	470	314	168
Variable compensation deferred to the next and following years	197	220	224
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	279	297	111
Variable compensation deferred to the next and following years	283	455	214
Variable compensation - financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	5,654	5,293	4,549
Variable compensation deferred to the next and following years	4,651	4,667	4,536
Variable compensation - financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,874	4,485	3,761
Variable compensation deferred to the next and following years	1,059	1,028	1,236
Variable compensation - financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	780	808	788
Variable compensation deferred to the next and following years	3,591	3,639	3,300
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,498	4,124	3,436
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,498	4,125	3,440
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	0	(1)	(4)
Variable compensation deferred to the next and following years	0	0	0
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	225	219	197
Variable compensation deferred to the next and following years	360	362	321
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	132	123	110
Variable compensation deferred to the next and following years	126	130	113
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	93	96	87
Variable compensation deferred to the next and following years	233	232	209
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	480	443	414
Variable compensation deferred to the next and following years	1,859	1,652	1,331
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	230	203	169
Variable compensation deferred to the next and following years	592	476	301
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	251	239	245
Variable compensation deferred to the next and following years	1,267	1,176	1,029
of which : compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	451	507	501
Variable compensation deferred to the next and following years	2,433	2,653	2,884
of which : compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	15	33	42
Variable compensation deferred to the next and following years	341	422	822
of which : compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	437	474	459
Variable compensation deferred to the next and following years	$ 2,092	$ 2,231	$ 2,062